Accounts Payable, Accrued Liabilities and Other (Tables) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Accounts Payable, Accrued Liabilities and Other [Line Items]
Accounts Payable	$ 110,406	$ 31,201
Voyage And Vessel Accrued Liabilities Current	117,912	98,135
Interest Payable, Current	33,944	47,731
Employee-related Liabilities, Current	33,016	34,849
Other Accrued Liabilities	6,486	6,426
Short-term Debt	50,000	0
Contract with Customer, Liability, Current	30,330	30,108
Liabilities of Business Transferred under Contractual Arrangement, Current	5,933	5,930
Operating Lease, Liability	3,065	0
Accounts payable, accrued liabilities and other (notes 8, 13 and 15)	$ 341,092	$ 254,380
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Accounts Payable, Accrued Liabilities and Other

	September 30, 2019	December 31, 2018
	$	$
Accounts payable	110,406	31,201
Accrued liabilities
Voyage and vessel expenses	117,912	98,135
Interest	33,944	47,731
Payroll and related liabilities	33,016	34,849
Distributions payable and other	6,486	6,426
Deferred revenues – current	30,330	30,108
In-process revenue contracts – current	5,933	5,930
Office lease liability – current (note 2)	3,065	—
	341,092	254,380